Note 13 - Investments in Associates and Joint Ventures - Information Regarding Investments (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest income			$ 326		$ 2,045		$ 1,375
Interest expense			(447)		(562)		(182)
Other income			11,542			[1]
Operating income			(2,448)		(537)	[1]	44,381
Credit loss expense on loans to customers			(1,849)		(577)	[1]	678
Personnel expenses			62,103		62,323	[1]	41,004
Marketing expenses			47,860		65,074	[1]	31,543
Depreciation and amortization (1)			20,234		18,843	[1]	12,694
Other expenses			28,197		28,248	[1]	28,674
Net foreign exchange gains (losses)			833		(25)	[1]	(365)
Total operating expenses			179,046		177,614	[1]	116,953
Profit before income taxes			37,507		43,396	[1]	40,700
Income tax expense			75		2,658	[1]	6,481
Net income (loss)			179,174		57,899	[1]	35,160
Exchange difference on translation of foreign operations			2,043		(1,824)		(1,289)
Other comprehensive loss from discontinued operations			181,217		56,075		33,871
Group's share of net income (loss)			179,174		57,899	[1]	35,160
Group's share of other comprehensive income (loss)			181,217		56,075		33,871
Goodwill at end of period		$ 424,961	424,961		421,578
Liabilities		60,717	60,717		148,414
Equity		45,320	45,320		128,570
Revenue			165,056		177,078	[1]	161,334
Current assets		183,711	183,711		418,327
Non-current assets		925,901	925,901		642,293
Non-current liabilities		15,397	15,397		19,844
Total equity		1,048,895	1,048,895		912,206		775,460	$ 583,503
Share of net income (loss) of associates and joint ventures			$ 2,005		$ (3,818)	[1]	$ (3,248)
nHorizon [member]
Statement Line Items [Line Items]
The Group's interest			29.09%		29.09%		29.09%
Operating income			$ (1,827)		$ 1,821		$ (1,568)
Net income (loss)			(1,840)		1,780		(2,056)
Exchange difference on translation of foreign operations
Other comprehensive loss from discontinued operations			(1,840)		1,780		(2,056)
Group's share of net income (loss)			(535)		518		(598)
Equity		5,302	5,302		5,875		3,818
Revenue			12,837		43,335		48,992
Current assets		6,068	6,068		8,225		9,761
Non-current assets		578	578		695		1,065
Non-current liabilities							5,469
Total equity		$ 1,343	$ 1,343		3,045		$ 1,539
Gain on partial disposal
Share of net income (loss) of associates and joint ventures					$ 518
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
The Group's interest			0.00%		50.10%		50.10%
Operating income			$ (1,029)		$ (3,016)		$ (4,528)
Credit loss expense on loans to customers			10,500
Net income (loss)			(1,481)		(5,134)		(4,735)
Exchange difference on translation of foreign operations							188
Other comprehensive loss from discontinued operations			(1,481)		(5,134)		(4,547)
Group's share of net income (loss)			(742)		(2,572)		(2,372)
Equity					13,074		7,818
Revenue			9,638		4,990		4,498
Current assets					4,447		2,751
Non-current assets					1,560		2,851
Non-current liabilities					5,754		5,114
Total equity					(12,822)		$ (7,331)
Gain on partial disposal
Share of net income (loss) of associates and joint ventures					$ (2,572)
Nanobank [member]
Statement Line Items [Line Items]
The Group's interest		42.00%
Interest income		$ 60,887
Interest expense		(621)
Other income		669
Operating income		60,935
Credit loss expense on loans to customers		20,755
Personnel expenses		9,399
Marketing expenses		5,101
Technical service fee		3,956
Collection service fee		1,027
Commission fee		1,930
Depreciation and amortization (1)	[2]	7,492
Other expenses		2,163
Net foreign exchange gains (losses)		5,702
Total operating expenses		46,121
Profit before income taxes		14,814
Income tax expense		14,193
Net income (loss)		621
Exchange difference on translation of foreign operations		(2,227)
Other comprehensive loss from discontinued operations		(1,606)
Group's share of net income (loss)		261
Group's share of other comprehensive income (loss)		(935)
Assets, excluding goodwill		254,596	254,596
Goodwill at end of period		447,300	447,300
Liabilities		72,702	72,702
Equity		629,194	$ 629,194
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
The Group's interest			13.10%	[3]	13.10%	[3]	19.90%
Operating income			$ (30,700)		$ (71,678)		$ (359)
Total operating expenses			48,600
Net income (loss)			(30,618)		(71,474)		(384)
Exchange difference on translation of foreign operations
Other comprehensive loss from discontinued operations			(30,618)		(71,474)		(384)
Group's share of net income (loss)			(876)		(2,938)		(76)
Equity		40,368	40,368		28,870		12,043
Revenue			38,388		16,687		848
Current assets		72,573	72,573		99,238		4,302
Non-current assets		34,860	34,860		24,656		4,918
Non-current liabilities		180,639	180,639		170,015		453
Total equity		(113,575)	$ (113,575)		(74,992)		$ (3,276)
Gain on partial disposal					1,174
Share of net income (loss) of associates and joint ventures					$ (1,764)
StarMaker Inc. [member]
Statement Line Items [Line Items]
The Group's interest	[4]		19.35%		19.35%		19.35%
Operating income			$ 13,298		$ (8,485)		$ (9,535)
Net income (loss)			13,151		(8,485)		(8,497)
Exchange difference on translation of foreign operations
Other comprehensive loss from discontinued operations			13,151		(8,485)		(8,497)
Equity		36,900	36,900		29,870		30,163
Revenue			89,937		29,035		12,332
Current assets		36,600	36,600		13,869		21,366
Non-current assets		13,000	13,000		11,377		11,245
Non-current liabilities		34,800	34,800
Total equity		$ (22,100)	$ (22,100)		(4,624)		$ 2,448
Gain on partial disposal

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.
[2]	Includes US$6.2 million in depreciation and amortization of fair value adjustments done by the Group.
[3]	Reflects the total ownership interest in OPay as of December 31, 2019 and 2020, 10.24% of which is held in preferred shares and 2.86% in ordinary shares. The share of net income (loss) recognized under the equity method was calculated based on the investment in ordinary shares, relative to the total number of shares outstanding. The Group owns 8.85% of the total number of ordinary shares issued by OPay.
[4]	The Group ownership interest in StarMaker is held through preferred shares, which are measured at fair value through profit or loss.